INTANGIBLE ASSETS AND GOODWILL - Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
INTANGIBLE ASSETS AND GOODWILL
Goodwill	$ 2,484,200	$ 2,484,200
Impairment of goodwill	$ 0